INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2014
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible Assets Disclosure [Text Block]
6.	INTANGIBLE ASSETS, NET

	December 31,	December 31,
	2014	2013
	US$	US$
Software Copyright	3,964,412	2,813,123
Patent and others	3,006,877	33,086
	6,971,289	2,846,209

Less: Accumulated and amortization	(378,014)	(229,860)
Impairment loss	(395,333)	-
Intangible assets, net	6,197,942	2,616,349

Amortization expense was $151,673, $143,853 and $80,359 for the years ended December 31, 2014 2013 and 2012, respectively. Impairment loss related to the software copyright was $395,506 for the year ended December 31, 2014. Annual future amortization expense at December 31 as follows:

US$
2015	478,999
2016	478,999
2017	475,860
2018	473,618
2019	473,618
2020 and thereafter	3,816,848
6,197,942